Long-Term Debt - Schedule of Long-term Debt Issuances (Details) - USD ($) $ in Millions	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026
Unsecured | Central Hudson
Debt Instrument [Line Items]
Debt instrument, face amount	$ 70
Secured senior notes, January issuance, 2036 maturity | Secured | ITC
Debt Instrument [Line Items]
Interest rate			5.08%
Debt instrument, face amount			$ 125
Secured senior notes, January issuance, 2046 maturity | Secured | ITC
Debt Instrument [Line Items]
Interest rate			5.71%
Debt instrument, face amount			$ 125
First mortgage bonds, March issuance, 2034 maturity | Secured | ITC
Debt Instrument [Line Items]
Interest rate		4.78%
Debt instrument, face amount		$ 175
First mortgage bonds, March issuance, 2035 maturity | Secured | ITC
Debt Instrument [Line Items]
Interest rate		4.86%
Debt instrument, face amount		$ 175
Unsecured senior notes, April issuance, 2031 maturity | Unsecured | ITC
Debt Instrument [Line Items]
Interest rate	4.88%
Debt instrument, face amount	$ 500
Unsecured senior notes, April issuance, 2036 maturity | Unsecured | ITC
Debt Instrument [Line Items]
Interest rate	5.50%
Debt instrument, face amount	$ 400
Unsecured senior notes, April issuance, 2036 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate	5.51%
Debt instrument, face amount	$ 25
Unsecured senior notes, April issuance, 2041 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate	5.86%
Debt instrument, face amount	$ 35
Unsecured senior notes, April issuance, 2046 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate	6.01%
Debt instrument, face amount	$ 10